SERIES A PREFERRED STOCK - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 30, 2013	Jun. 17, 2013	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2013
Class Of Stock [Line Items]
Preferred stock, value, issued			$ 5	$ 5
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued (in shares)	750,000	125,000	48,100	48,100	625,000
Share purchase price per share	$ 8.00
Preferred stock, value, issued	$ 6,000,000.0
Preferred stock, shares issued (in shares)	8.00%
Share price (in dollars per share)	10.00%
Preferred stock, value, issued	4 years
Number of securities called by warrants (in shares)	4 years
Preferred stock, conversion, required common share price (in dollars per share)			$ 1,160,000
Preferred stock, conversion, required common share price, term			20 years
Preferred stock redemption price per share			$ 8.00
Convertible preferred stock, shares issued upon conversion (in shares)			1
Preferred stock, shares outstanding (in shares)			48,100	48,100
Accrued and unpaid dividends			$ 416,733
Common Stock
Class Of Stock [Line Items]
Number of securities called by warrants (in shares)	13,125	2,187
Proceeds from issuance of preferred stock		$ 1,000,000.0
Convertible preferred stock, shares issued upon conversion (in shares)			1